Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2017
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Dec. 30, 2016
Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DHYAX
Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DHYCX
Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DYBIX
Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DHYYX
Class A, C, I, Y, Z Prospectus | Dreyfus High Yield Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DHMBX